Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of Common Stock
a.	As of December 31, 2017, common stock consists of the following:

	Number of shares	Nominal value
Fixed Capital
Series B	476,850,000	Ps.	7,674,179
Series BB	84,150,000		1,354,267
Total	561,000,000	Ps.	9,028,446

As of December 31, 2018, common stock consists of the following:

	Number of shares	Nominal value
Fixed Capital
Series B	476,850,000	Ps.	6,610,939
Series BB	84,150,000		1,166,637
Total	561,000,000	Ps.	7,777,576

As of December 31, 2019, common stock consists of the following:

	Number of shares	Nominal value
Fixed Capital
Series B	476,850,000	Ps.	5,257,319
Series BB	84,150,000		927,763
Total	561,000,000	Ps.	6,185,082

Schedule of Shareholders Equity Tax Account	The balances of Shareholders’ equity tax accounts as of December 31, 2017, 2018 and 2019 were as follows:

	2017		2018		2019
Contributed capital account	Ps.	26,519,004	Ps.	26,503,103	Ps.	25,621,413
Net tax income account		4,111,601		4,548,882		4,840,176
Stockholders equity tax account	Ps.	30,630,605	Ps.	31,051,985	Ps.	30,461,589